STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

May 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.7%
Illinois - 2.3%
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	500,000		528,305
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	500,000		507,864
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	1,140,000		1,136,528
				2,172,697
Kentucky - 3.6%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	5/1/2055	1,275,000	[a]	1,332,894
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	1,000,000	[a]	999,716
Kentucky Public Energy Authority, Revenue Bonds, Ser. C	4.00	2/1/2028	1,000,000	[a]	994,572
				3,327,182
New Jersey - 1.0%
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	875,000		919,865
New York - 4.1%
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	1,675,000		1,511,751
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,250,000	[b]	2,254,053
				3,765,804
Pennsylvania - 89.4%
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2035	175,000		196,225
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2037	150,000		167,232
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2038	150,000		165,235

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.7% (continued)
Pennsylvania - 89.4% (continued)
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2034	100,000	112,306
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2036	150,000	167,925
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2033	325,000	365,055
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.25	1/1/2039	250,000	277,981
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University)	5.00	3/1/2026	1,000,000	1,019,625
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. A	4.00	3/1/2037	1,000,000	1,005,643
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2030	1,000,000	1,040,335
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	7/15/2034	690,000	731,705
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2038	850,000	723,569
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2036	800,000	702,798
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2035	775,000	691,319
Chester County, GO	5.00	7/15/2040	1,000,000	1,095,161

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.7% (continued)
Pennsylvania - 89.4% (continued)
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2038	600,000		592,306
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2034	1,000,000		1,044,871
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2032	1,500,000		1,568,691
Cumberland Valley School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2042	500,000		542,443
Dauphin County General Authority, Revenue Bonds, Refunding (Pinnacle Health Systems Project) Ser. A	5.00	6/1/2029	1,000,000		1,018,347
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000		865,361
Derry Township Industrial & Commercial Development Authority, Revenue Bonds, Refunding	4.00	11/15/2029	355,000		362,691
Derry Township Industrial & Commercial Development Authority, Revenue Bonds, Refunding	4.00	11/15/2028	425,000		432,444
Derry Township Industrial & Commercial Development Authority, Revenue Bonds, Refunding	4.00	11/15/2027	595,000		604,259
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2035	1,100,000		1,173,058
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	500,000	[a]	512,984
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2030	1,005,000	[a]	1,060,018
Haverford Township, GO, Ser. A	5.00	10/1/2044	1,000,000		1,086,753
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Homes Project) (LOC; JPMorgan Chase Bank NA) Ser. D	4.00	7/1/2034	1,300,000	[c]	1,300,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.7% (continued)
Pennsylvania - 89.4% (continued)
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2029	150,000	150,258
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2030	135,000	134,919
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2031	175,000	174,839
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2028	110,000	110,127
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2025	115,000	114,998
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2026	150,000	149,957
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2027	145,000	145,140
Lebanon School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/15/2031	1,500,000	1,506,989
Lower Merion Township, GO, Ser. B	4.00	7/15/2034	515,000	506,172
Lower Merion Township, GO, Ser. B	4.00	7/15/2031	460,000	454,307
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (The Hill School Project)	5.00	8/15/2037	500,000	506,822
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000	976,941
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2036	1,105,000	1,151,915
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2035	1,000,000	1,046,213
Northampton County General Purpose Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. A1	5.00	8/15/2040	1,500,000	1,640,522
Pennsylvania, GO	3.00	5/15/2034	1,000,000	898,655

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.7% (continued)
Pennsylvania - 89.4% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Villanova University Project)	5.00	8/1/2044	1,325,000		1,448,357
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2037	1,375,000		1,382,419
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Insured; Build America Mutual) Ser. AT-1	5.00	6/15/2027	990,000		1,009,891
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Insured; Build America Mutual) Ser. AT-1	5.00	6/15/2026	10,000	[d]	10,255
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2028	1,855,000		1,888,285
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2035	1,200,000		1,216,826
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2025	1,000,000		1,011,949
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. 141A	5.75	10/1/2053	1,210,000		1,266,900
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. 143A	4.95	10/1/2038	1,715,000		1,796,100
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	1,070,000		1,001,736
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 2019-131A	3.50	4/1/2049	845,000		832,052
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2040	1,260,000		1,307,072
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	1,000,000		1,099,816
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	1,230,000		1,275,184

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.7% (continued)
Pennsylvania - 89.4% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)	3.34	12/1/2039	1,000,000	[c]	1,000,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)	3.34	12/1/2038	200,000	[c]	200,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2035	650,000		730,990
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2033	1,270,000		1,315,305
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,000,000		1,010,508
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	1,000,000		1,030,608
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,520,000		1,550,215
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Children's Hospital of Philadelphia Obligated Group Project)	4.00	7/1/2036	1,000,000		1,001,227
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2026	850,000		866,617
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2027	850,000		873,589
Philadelphia Water & Wastewater, Revenue Bonds, Ser. C	5.00	6/1/2037	1,000,000		1,104,362
Pittsburgh, GO, Refunding, Ser. A	3.00	9/1/2033	325,000		286,920
Pittsburgh, GO, Refunding, Ser. A	3.00	9/1/2032	500,000		452,959
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2032	1,000,000		1,034,055
Pittsburgh University, Revenue Bonds (University Capital Project) Ser. A	5.00	2/15/2034	1,750,000		2,009,186
Radnor Township School District, GO (Insured; State Aid Withholding)	4.00	8/15/2036	1,000,000		1,024,595
Scranton, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	11/15/2030	915,000		975,206
Southeastern Pennsylvania Transportation Authority, Revenue Bonds	5.00	6/1/2038	1,500,000		1,651,572

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.7% (continued)
Pennsylvania - 89.4% (continued)
Susquehanna Township School District, GO, Refunding (Insured; State Aid Withholding) Ser. R	3.00	5/15/2031	1,730,000		1,628,954
Swarthmore Borough Authority, Revenue Bonds (Swarthmore College)	5.00	9/15/2039	1,000,000		1,052,829
Swarthmore Borough Authority, Revenue Bonds, Refunding (Swarthmore College)	5.00	9/15/2045	1,030,000		1,120,760
The Pennsylvania University, Revenue Bonds, Ser. A	5.00	9/1/2042	2,000,000		2,064,331
The Pennsylvania University, Revenue Bonds, Ser. A	5.00	9/1/2033	1,010,000		1,040,872
The Philadelphia School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2034	650,000		685,798
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	500,000		523,540
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2033	500,000		522,647
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	775,000		803,649
Tredyffrin/Easttown School District, GO (Insured; State Aid Withholding)	5.00	2/15/2037	1,300,000		1,440,589
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2026	275,000	[d]	281,789
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2026	250,000	[d]	256,172
Upper Moreland Township School District, GO, Refunding (Insured; State Aid Withholding)	4.00	10/1/2033	610,000		614,625
Upper St. Clair Township School District, GO (Insured; State Aid Withholding)	5.00	10/1/2041	1,000,000		1,003,657
Warwick School District, GO (Insured; State Aid Withholding)	5.00	2/15/2035	1,000,000		1,098,205
West Chester Area School District, GO (Insured; State Aid Withholding)	4.00	5/15/2036	1,000,000		1,012,982
West Chester Area School District, GO, Refunding (Insured; State Aid Withholding)	2.00	3/15/2031	820,000		694,920

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.7% (continued)
Pennsylvania - 89.4% (continued)
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2026	1,000,000	1,022,956
Whitemarsh Township, GO, Refunding	4.00	11/15/2039	1,000,000	957,709
				82,786,854
U.S. Related - .3%
Puerto Rico, Notes	2.28	11/1/2051	537,911	[c] 278,369
Total Investments (cost $96,712,335)			100.7%	93,250,771
Liabilities, Less Cash and Receivables			(0.7%)	(602,871)
Net Assets			100.0%	92,647,900

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, these securities were valued at $2,254,053 or 2.43% of net assets.

c The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

May 31, 2024 (Unaudited)

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	93,250,771	-	93,250,771

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2024, accumulated net unrealized depreciation on investments was $3,461,564, consisting of $374,606 gross unrealized appreciation and $3,836,170 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.